Term Loan - Schedule of term loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 7,139
Ending balance	5,608	$ 7,139
Atlantic acquisition [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	7,139	9,375
Interest	212	273
Repayments	(1,742)	(1,991)
Foreign exchange movement	(1)	(518)
Ending balance	$ 5,608	$ 7,139